Offsets	Feb. 27, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	IonQ, Inc.
Form or Filing Type	S-3
File Number	333-275444
Initial Filing Date	Nov. 09, 2023
Fee Offset Claimed	$ 73,800
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 0
Offset Note
(2)
On February 26, 2025 the registrant filed the Current Registration Statement and, in accordance with Rules 456(b) and 457(r) under the Securities Act, deferred payment of the entire registration fee, except for $73,800 of unused filing fees previously paid with respect to unsold securities having an aggregate initial offering price of $500,000,000 in connection with the filing of the registrant’s prior registration statement on Form
S-3
(File
No. 333-275444)
filed with the Securities and Exchange Commission on November 9, 2023 and declared effective on December 1, 2023. The prior registration statement was terminated upon the filing of the Current Registration Statement. Pursuant to Rule 457(p), the unused filing fees will be applied to the fees payable pursuant to the Current Registration Statement and its related prospectus supplements on a pay-as-you-go
basis. As a result, a filing fee offset of $73,800 remains available to offset the current filing fee. The registrant is offsetting the filing fee due under this prospectus supplement by $73,800.

Termination / Withdrawal Statement	The prior registration statement was terminated upon the filing of the Current Registration Statement. Pursuant to Rule 457(p), the unused filing fees will be applied to the fees payable pursuant to the Current Registration Statement and its related prospectus supplements on a pay-as-you-go
basis. As a result, a filing fee offset of $73,800 remains available to offset the current filing fee. The registrant is offsetting the filing fee due under this prospectus supplement by $73,800.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	IonQ, Inc.
Form or Filing Type	S-3
File Number	333-275444
Filing Date	Nov. 09, 2023
Fee Paid with Fee Offset Source	$ 73,800
Offset Note
(1)
The registration fee is calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r), the registrant initially deferred payment of all of the registration fee for the registration statement on Form
S-3
(File No. 333-285279) filed with the Securities and Exchange Commission on February 26, 2025 (the “
Current Registration Statement
”) .

Termination / Withdrawal Statement	The prior registration statement was terminated upon the filing of the Current Registration Statement. Pursuant to Rule 457(p), the unused filing fees will be applied to the fees payable pursuant to the Current Registration Statement and its related prospectus supplements on a pay-as-you-go
basis. As a result, a filing fee offset of $73,800 remains available to offset the current filing fee. The registrant is offsetting the filing fee due under this prospectus supplement by $73,800.